Investments Held at Fair Value - Schedule of Investments (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Investments Held At Fair Value [Abstract]
Fair value through P&L	£ 127	£ 213
Fair value through OCI	8	4
Financial assets	135	217
Current	123	178
Non-current	£ 12	£ 39